New and amended standards adopted by the Group (Details) - USD ($) $ in Millions		Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022		Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets	[1]	$ 4,266		$ 4,208		$ 4,093
Accumulated losses and other reserves	[1]	(3,344)		(3,199)		(2,986)
Equity		3,942	[1]	4,075	[1]	4,283	[1]	$ 4,101
(Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
Equity		(1,936)		(1,774)		(1,591)		$ (1,899)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets		4,277		4,209		4,081
Equity		4,081		4,134		4,273
As previously reported | (Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
Equity		$ (1,798)		$ (1,715)		$ (1,599)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.